28. SHARE-BASED COMPENSATION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Plans
Dividend yield
Expected volatility	24.60%	24.60%	24.60%
Risk-free interest rate	1.83%	1.83%	1.81%
Expected life (years)	10 years	10 years	10 years